Employee Benefit Plans	12 Months Ended
Apr. 30, 2019
Compensation And Retirement Disclosure [Abstract]
Employee Benefit Plans

14. Employee Benefit Plans

The Company has a defined-contribution plan in the U.S. intended to qualify under Section 401 of the Internal Revenue Code (the “401(k) Plan”). The Company has contracted with a third-party provider to act as a custodian and trustee, and to process and maintain the records of participant data. Substantially all the expenses incurred for administering the 401(k) Plan are paid by the Company. This Plan covers substantially all employees who meet minimum age and service requirements and allows participants to defer a portion of their annual compensation on a pre-tax basis The Company makes contributions to the plan up to 6% of the participating employee’s W-2 earnings and wages. The Company recorded $5.0 million, $2.8 million and $1.7 million of expense related to the plan during the years ended April 30, 2019, 2018 and 2017, respectively.

The Company also has defined-contribution plans in certain other countries for which the Company recorded $1.9 million, $1.4 million and $0.5 million of expense during the years ended April 30, 2019, 2018 and 2017, respectively.